Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	35,049,339
Maximum Aggregate Offering Price	$ 290,483,353.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,115.75
Rule 457(f)	true
Amount of Securities Received | shares	173,942,128
Value of Securities Received, Per Share	3.99
Value of Securities Received	$ 694,029,090.72
Cash Consideration Paid	403,545,736.96
Fee Note MAOP	$ 290,483,353.76
Offering Note	(1) Represents the maximum number of shares of Sonida Senior Living, Inc., a Delaware corporation ("SNDA") common stock, par value $0.01 per share ("SNDA Common Stock"), estimated to be issuable by the registrant upon completion of the proposed transactions pursuant to the Agreement and Plan of Merger, dated as of November 4, 2025 (the "Merger Agreement") by and among SNDA, CNL Healthcare Properties, Inc., a Maryland corporation ("CHP"), SSL Sparti LLC, a Delaware limited liability company and a wholly owned subsidiary of SNDA ("Holdco"), SSL Sparti Property Holdings Inc., a Maryland corporation and a wholly owned subsidiary of Holdco (f/k/a Sparti Merger Sub, Inc.) and CHP Merger Corp., a Maryland corporation and a wholly owned subsidiary of CHP. In connection with the consummation of the transactions contemplated by the Merger Agreement, each share of CHP common stock ("CHP Common Stock") issued and outstanding immediately prior to the consummation of the transactions (other than certain excluded shares) will be cancelled and converted into the right to receive (i) $2.32 in cash and (ii) the number of shares of SNDA Common Stock equal to an exchange ratio determined by dividing $4.58 by the volume weighted average trading price of SNDA Common Stock during the 10 trading day measurement period ending on the second business day before the first closing date, subject to a maximum exchange ratio of 0.2015 and a minimum exchange ratio of 0.1318. The number of shares of SNDA Common Stock being registered is based on the product of (x) 173,942,128 (the number of shares of CHP Common Stock issued and outstanding as of December 17, 2025 rounded to the nearest whole share, and which excludes restricted stock awards that will not be entitled to receive any transaction consideration in connection with the transactions contemplated by the Merger Agreement) and (y) the maximum exchange ratio of 0.2015. This estimate is being made solely for purposes of calculating a maximum filing fee. (2) Calculated pursuant to Rules 457(f)(2) and 457(f)(3) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the securities being registered was calculated as (x) the product of (i) the book value per share of CHP Common Stock as of September 30, 2025 of $3.99, multiplied by (ii) 173,942,128 (the number of shares of CHP Common Stock issued and outstanding as of December 17, 2025 rounded to the nearest whole share, and which excludes restricted stock awards), less (y) the product of (i) the $2.32 in cash to be paid in the transactions contemplated by the Merger Agreement in respect of each share of CHP Common Stock, multiplied by (ii) 173,942,128.